Other assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Other assets, net [Abstract]
Other assets

Other assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
Accounts receivable	~~W~~	6,295,129	7,666,217
Domestic exchange settlement debit		2,973,751	6,121,332
Guarantee deposits		1,158,693	1,152,434
Present value discount		(50,170)	(44,694)
Accrued income		1,624,992	1,896,822
Prepaid expense		163,727	194,040
Suspense payments		63,486	73,153
Sundry assets		53,034	92,221
Separate account assets		3,040,534	2,650,302
Advance payments		219,861	616,996
Unamortized deferred acquisition cost		888,262	786,134
Other		170,338	423,759
Allowances for impairment		(49,679)	(56,798)

	~~W~~	16,551,958	21,571,918